Share-based compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Share based compensation weighted average fair value of the options granted	$ 1.71
Share-based compensation expense	$ 763	$ 974
General and Administrative [Member]
Share-based compensation expense	696	795
Research and Development [Member]
Share-based compensation expense	$ 67	$ 179
Renalytix AI plc Share Option Plan [Member]
Share based Compensation options vested	2,984,801
Share based compensation weighted average fair value of the options granted		$ 0.71
Unrecognized compensation expense related to stock options	$ 3,800
Unrecognized compensation expense related to stock options weighted average period	2 years 2 months 4 days
Share based compensation weighted aggregate intrinsic value of the options outstanding	$ 0	$ 17,400
Equity Incentive Plan [Member]
Common stock reserved for future issuance	11,197,527
Equity Incentive Plan [Member] | Restricted Stock [Member]
Share based Compensation options granted	994,600
Share based Compensation options granted percentage	25.00%
Share based Payment terms of award description	The options granted as of September 30, 2022 consist of 2,984,801 options which vest equally over twelve quarters following the grant date, 994,600 options which vest 25% on the one year anniversary and equally over twelve quarters following the one year anniversary
Equity Incentive Plan [Member] | Restricted Stock [Member] | 1/12th on the one year anniversary [Member]
Share based Compensation options granted	500,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | One twelveth member
Share based Compensation options granted percentage	0.08%
Share based Payment terms of award description	500,000 which vest 1/12th immediately and the remainder equally over the remaining eleven quarters and 40,000 which vest in eight equal quarterly instalments commencing on the Vesting Commencement date.
Equity Incentive Plan [Member] | Restricted Stock [Member] | Vest in eight equal quarterly instalments [Member]
Share based Compensation options granted	40,000
Employee Share Purchase Plan Member [Member]
Share based compensation,number of shares authorized for issuance	850,000
Share based compensation,purchase price of common stock at lower of the fair market value on the first day of offering period or purchase date percent	85.00%
Share based compensation,Employees may contribute upto their eligible compensation for purchase of common stock ,Percentage	15.00%
Share based compensation,Purchase of Maximum number of shares worth of common stock for each calender year in which rights is outstanding	25,000
Share based compensation, number of shares purchased	131,412
Employee Share Purchase Plan Member [Member] | General and Administrative [Member]
Share-based compensation expense	$ 20	$ 20
Employee Share Purchase Plan Member [Member] | Maximum [Member]
Share based compensation,increase in number of shares for a period	10 years
Employee Share Purchase Plan Member [Member] | Minimum [Member]
Increase in number of shares percentage of the total number of shares common stock outstanding during preceding calendar year End	1.00%
Share based compensation,Minimum number of shares to be added for each preceding calendar year end	2,000,000